Stockholders’ Equity	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Stockolders’ Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 7:- STOCKHOLDERS’ EQUITY

a.	Between January and September 2021, the Company raised $578 (net of issuance expenses of $52) and issued 1,632,509 shares of common stock. An amount of $160 was received before the Share Exchange (see Note 1a) and an amount of $470 was received after the Share Exchange.

b.	On May 14, 2021, the Company, completed a Share Exchange pursuant to which the Company issued 9,459,253 common stock to the shareholders of Raphael, and the shareholders of Raphael became the holders of 90% of the issued and outstanding common stock of the Company while the Company’s shareholders hold, immediately following the Share Exchange, 1,051,028 common stock, which represents 10% of the Company (see also Note 1a).

c.	In October through December 2021, the Company raised $820 and issued 715,250 shares of common stock and 441,000 warrants to purchase common stock in private placement. The warrants are exercisable at an exercise price of $1.12-$1.25 per share into common stock and expire in November and December 2022. As part of the fund raising, the Company issued 112,500 common stock to certain third parties as a finder fee. As such, an amount of $102 was recorded as non cash issuance costs.

d.	On March 2, 2022, the Company raised $10 and issued 50,000 shares of common stock and 30,000 warrants to purchase common stock at an exercise price of $1.25 per share to certain investors of the Company. The warrants were classified as equity and are exercisable until February 28, 2023.

e.	On March 15, 2022, the Company issued 270,000 shares of common stock and 180,000 warrants to purchase common stock at an exercise price of $1.13 per share to Company’s service provider in consideration of past services at the amount of $150. The warrants were classified as equity and are exercisable until December 31, 2023.

f.	On April 28, 2022, the Company signed an agreement to raise $50 and to issue 300,000 shares of common stock and 100,000 warrants to purchase common stock at an exercise price of $0.7 per share to certain investor of the Company. The warrants are exercisable until April 30, 2024.

g.	On April 28, 2022 the Company and a certain investor signed a finder fee agreement according to which the Company will issue to the investor 70,000 shares of common stock and 100,000 warrants to purchase common stock at an exercise price of $0.5 per share. The warrants will be exercisable until April 30, 2024. The agreement will become effective once the investor will provide the Company with an equity investment of $550. The shares were issued following May 2022 investment. The value of the shares issued was based on the value of the service provided and amounted to $70 which was recorded as issuance cost.

h.	On May 2, 2022, the Company signed several agreements to raise $250 and to issue 250,000 shares of common stock and 100,000 warrants to purchase common stock at an exercise price of $1.13 per share to certain investors of the Company. The warrants are exercisable until April 30, 2024.

In addition, it was agreed that the Company will issue 250,000 shares of common stock and 100,000 warrants to purchase common stock at an exercise price of $1.13 per share to a certain investor in consideration of additional $250 if the Company’s stock will be publicly traded on the OTC market prior to August 15, 2022. The additional warrants once issued will be exercisable for 2 years. In January 2023 the investor exercised his option for additional investment, refer to Note 11c.

i.	On June 27, 2022, the Company signed an agreement to raise $50 and to issue 35,000 shares of common stock to certain investor of the Company.

j.	On June 30, 2022, the Company issued 280,000 shares of common stock and 105,000 warrants to purchase common stock at an exercise price of $1.12 per share to Company’s former director for his services. The warrants will be exercisable until June 30, 2024. The value of the shares and warrants issued was based on the value of the service provided and amounted to $290.

k.	On July 27, 2022, the Company issued 1,000,000 shares of common stock and 1,000,000 warrants to Company’s CFO, refer to Note 6d. In addition, the Company issued 2,201,000 warrants to Company’s executive officers and directors pursuant a consultant agreement, refer to Note 6d. The value of the shares and warrants issued was based on the value of the service provided and amounted to $1,800.

l.	On July 27, 2022, the Company issued 100,500 shares of common stock to Wolc in connection with the services agreement dated October 2020. The value of the shares issued was based on the value of the service provided and amounted to $100.

m.	On September 8, 2022, the Company issued 56,000 shares of common stock to certain investor of the Company pursuant to a share purchase agreement for total consideration of $63.

n.	On September 8, 2022, the Company issued 102,000 shares of common stock to certain service provider of the Company pursuant to consultant agreement. The value of the shares issued was based on the value of the service provided and amounted to $100.

o.	On October 21, 2022, the Company signed an agreement to raise $50 and to issue 50,000 shares of common stock and 50,000 warrants to purchase common stock at an exercise price of $1.4 per share to certain investor of the Company. The warrants are exercisable until September 30, 2024. The shares of common stock were issued on October 26, 2022.

p.	On October 26, 2022, the Company issued 90,000 shares of common stock to certain investor of the Company pursuant to an exercise of 90,000 warrants for total consideration of approximately $100.

q.	On November 4, 2022, the Company signed an agreement to raise $100 and to issue 80,000 shares of common stock and 20,000 warrants to purchase common stock at an exercise price of $1.5 per share to certain investor of the Company. The warrants are exercisable until September 30, 2023. The shares of common stock were issued on January 10, 2023.

r.	In December 2022, the Company signed an agreement to raise $20 and to issue 15,750 shares of common stock and 47,250 warrants to purchase common stock at an exercise price of $1.25 per share to certain investor of the Company. The warrants are exercisable until December 31, 2024. The shares of common stock were issued on January 10, 2023.

s.	In December 2022, the Company signed an agreement to raise $200 and to issue 160,000 shares of common stock and 40,000 warrants to purchase common stock at an exercise price of $1.5 per share to certain investor of the Company. The warrants are exercisable until December 31, 2023. The shares of common stock were issued on January 10, 2023.

As of December 31, 2022, there were 4,461,250 warrants outstanding.

NOTE 7:-	STOCKHOLDERS’ EQUITY

a.	Between January and September 2021, the Company raised $578 (net of issuance expenses of $52) and issued 1,632,509 shares of common stock. An amount of $160 was received before the Share Exchange (see Note 1a) and an amount of $470 was received after the Share Exchange.

b.	On May 14, 2021, the Company, completed a Share Exchange pursuant to which the Company issued 9,459,253 common stock to the shareholders of Raphael, and the shareholders of Raphael became the holders of 90% of the issued and outstanding common stock of the Company while the Company’s shareholders hold, immediately following the Share Exchange, 1,051,028 common stock, which represents 10% of the Company (see also Note 1a).

c.	In October through December 2021, the Company raised $820 and issued 715,250 shares of common stock and 441,000 warrants to purchase common stock in private placement. The warrants are exercisable at an exercise price of $1.12-$1.25 per share into common stock and expire in November and December 2022. As part of the fund raising, the Company issued 112,500 common stock to certain third parties as a finder fee. As such, an amount of $102 was recorded as non cash issuance costs.